CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net loss	$ (1,557,796)	$ (1,566,232)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	99,635	49,817
Imputed interest	27,519	17,518
Stock-based compensation	$ 167,003	$ 129,432
Common stock issued for services	278,803	220,250
Change in current assets and liabilities:
Accounts receivable	$ 38,774	$ (74,277)
Due from related parties	(31,908)
Inventory	3,447	(2,667)
Prepaid expenses and other assets	(6,069)	(9,681)
Accounts payable	(12,374)	76,110
Accrued expenses	193,891	25
Due to related parties	(6,532)	(214,092)
Deferred income	(15,697)	(15,503)
Net cash used in operating activities	(821,304)	(1,389,300)
INVESTING ACTIVITIES:
Payment for intangible assets	(1,575)	(450)
(Increase)/decrease in restricted cash	99,900	(99,900)
Net cash provided by (used in) investing activities	98,325	(100,350)
FINANCING ACTIVITIES:
Proceeds from sale of common stock	304,500	1,500,000
Proceeds from issuance of convertible note payable	400,000
Proceeds from issuance of note payable	30,000
Payments on note payable	(11,932)
Net cash provided by financing activities	722,568	1,500,000
NET INCREASE (DECREASE) IN CASH	(411)	10,350
CASH, BEGINNING OF PERIOD	14,797	4,447
CASH, END OF PERIOD	14,386	14,797
CASH PAID FOR Interest
CASH PAID FOR Income taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for convertible note payable	400,000
Common stock issued for license	300,000
Increase in due to related party for license	$ 696,346